Advances to Joint Ventures - Summary of Advances to Joint Ventures - (Parenthetical) (Details) - Cronos Australia [member] $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 AUD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Advance to joint ventures governed by unsecured loan	$ 940	$ 1,000
Interest rate	12.00%	12.00%
Loan due date	Dec. 01, 2020
Borrowings additional interest rate	2.00%